Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,506)	$ (3,656)	$ (9,453)	$ (20,869)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	358	411	835	1,209
Share-based compensation	764	115	589	1,050
Noncash lease expense	57	199	280
Changes in fair value of contingent payment obligation	3,382	(823)	1,094	5,661
Loss on disposal of equipment and other assets	394	215	412	489
Noncash expense for amendment of equity-related agreements	2,211
Inventory impairment charges			6	1,134
Changes in operating assets and liabilities:
Accounts receivable		1	2	25
Finished goods inventories		40	81	(207)
Prepaid expenses and other assets	266	15	221	62
Accounts payable and accrued expenses	1,251	1,081	2,790	1,034
Operating lease liabilities and deferred rent	(154)	(148)	(230)	115
Total adjustments	8,529	1,106	6,080	10,572
Net cash used in operating activities	(2,977)	(2,550)	(3,373)	(10,297)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from redemption of available-for-sale securities				26
Proceeds from sale of property and equipment		23	30	50
Purchases of property and equipment	(3)		(5)	(5)
Payments for patent costs and other intangible assets		(17)	(18)	(16)
Net cash provided by investing activities	(3)	6	7	55
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock and warrants in public and private offerings	2,578			5,276
Net proceeds from exercise of options and warrants	875	15	29
Net proceeds from debt financings	1,244	1,865	3,068	5,294
Shares withheld for payment of taxes				(21)
Debt repayments			(1,200)	(132)
Principal payments on finance lease obligation	(1,231)	(800)	(1)	(2)
Net cash provided by financing activities	3,466	1,080	1,896	10,415
NET CHANGE IN CASH AND CASH EQUIVALENTS	486	(1,464)	(1,470)	173
CASH AND CASH EQUIVALENTS, beginning of year	57	1,527	1,527	1,354
CASH AND CASH EQUIVALENTS, end of year	$ 543	$ 63	57	1,527
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest			4	39
Cash paid for income taxes
SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES:
Payment of interest in kind on convertible notes			$ 197	$ 26